Warrant liability - Public Warrants (Details) - USD ($)	3 Months Ended
	Mar. 31, 2023	Mar. 30, 2023
Warrant liability
Loss from fair value adjustment of warrant	$ 2,723,333
Public Warrants
Warrant liability
Fair value per warrant		$ 0.30
Aggregate total fair value of warrant		$ 2,600,000
Fair value of warrants remeasured		$ 0.28
Aggregate total fair value of warrant remeasured	2,400,000
Loss from fair value adjustment of warrant	$ 200,000